Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total assets	$ (6,531,982)	$ (6,945,912)
Assets - Continuing Operations	1,727,543	2,079,537
Disposal Group, Including Discontinued Operation, Assets	4,804,439	4,866,375
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	(108,977)	(128,743)
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	(32,914)	(125,557)
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Total assets	(4,217)	5,232
Teekay Parent
Segment Reporting Information [Line Items]
Total assets	(846,138)	(811,258)
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(1,568,177)	(1,743,013)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	(18,886)	(30,845)
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ (2,806)	$ (56,611)